Fair Value Measurements Using Significant Unobservable Inputs Level 3 (Detail) (USD $)	6 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Balance		$ 0
Issuances		10,391,693
Adjustments to estimated fair value	7,541,693	(484,875)
Balance		$ 9,906,818